Significant Accounting Policies (Details) - Schedule of lease payments receivable - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of lease payments receivable [Abstract]
2021	¥ 232,746	¥ 184,547
2022	71,883	80,011
2023	33,978	52,268
2024	22,909	32,206
2025	18,425	20,787
Thereafter	191,153	344,141
Total	¥ 571,094	¥ 713,960